THE AVALON CAPITAL APPRECIATION FUND
                                  (THE "FUND")

                        Supplement dated August 15, 2002
                      to Prospectus dated February 1, 2002


     The third highlighted and underlined section of page 11 under "How to Invest (By Wire)" is restated as follows:

     Ask your bank to wire funds to the Account of:

     PNC Bank
     ABA # 031000053
     For Account of The Avalon Capital Appreciation Fund
     Acct. # 86-0695-9554
     For further credit:  (Your name)
     Acct. # (Your account number)